Other disclosures - Valuation techniques for financial assets and liabilities (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Amount of CVA	€ 308
Change in CVA (as a percent)	30.00%
Amount of DVA	€ 280
Change in DVA (as a percent)	73.00%
Level 3
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss	€ 19	€ (11)